Commitments and Contingencies	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 21 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Lianbao in consideration of in consideration for 5,823,363 ordinary shares of the Company (58 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024). On March 2, 2022, the Company issued 5,823,363 ordinary shares to the former controlling shareholders of Lianbao. Due to the significant fluctuations in the Company’s share price following the issuance of shares, disagreements arose between the parties involved in the acquisition. Subsequently on May 16, 2024, Lianbao initiated legal proceedings which led to a court ruling requiring the Company to pay damages amounting to RMB 4.54 million. Management believes it is probable that the Company will be required to settle this amount. Accordingly, the Company has recognized a provision for estimated losses of $637,019, which has been recorded under “accounts payable and accrued expenses”.

As of June 30, 2024 and 2023, and through the issuance date of these consolidated financial statements, the Company had no pending legal proceedings other than the above mentioned.